Application of New Amended and Revised Standards and Interpretations (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure Of Initial Application Of Standards Or Interpretations [Abstract]
Disclosure of New Amended or Revised Standards and Interpretations Explanatory
Of the new, amended and revised standards and interpretations (collectively the “New IFRSs”) that have been issued but are not yet effective, the Company has not applied the following.

New IFRSs	Effective Date Announced by IASB (Note 1)
Amendments to IAS 1 “Classification of Liabilities as Current or Non-current”	January 1, 2023 (Note 2)
IFRS 17 “Insurance Contracts”	January 1, 2023
Amendments to IFRS 17	January 1, 2023
Amendments to IAS 1 and IFRS Practice Statement 2 “Disclosure of Accounting Policies”	To be determined by IASB
Amendments to IAS 8 “Definition of Accounting Estimates”	January 1, 2023
Amendments to IAS 12 “Deferred Tax related to Assets and Liabilities arising from a Single Transaction”	January 1, 2023